CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net income attributable to common shareholders	¥ 2,058,899	¥ 1,868,085	¥ 2,481,692
Dividend and accretion to Model AA Class Shares	¥ 17,284	¥ 14,788	¥ 12,291